Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	As at March 31
Particulars	2021	2022
Trade and other receivables, net of provision	19,403	29,464
Security deposits, net of provision	5,900	6,516
Interest accrued	1,549	3,408
Due from employees	479	235
Total	27,331	39,623
Non-current	2,154	3,713
Current	25,177	35,910
Total	27,331	39,623